Concentrations (Details) - Schedule of total accounts receivable - USD ($)	12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 5,592,835		$ 3,034,909
Accounts receivable percentage	81.00%		46.00%
Customer A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,289,276		$ 644,120
Accounts receivable percentage	19.00%		10.00%
Customer B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,253,742			[1]
Accounts receivable percentage	18.00%			[1]
Customer C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,102,586			[1]
Accounts receivable percentage	16.00%			[1]
Customer D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,083,605			[1]
Accounts receivable percentage	16.00%			[1]
Customer E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 863,626			[1]
Accounts receivable percentage	12.00%			[1]
Customer F [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		[1]	$ 2,390,789
Accounts receivable percentage		[1]	36.00%

[1]	Represented the percentage below 10%